Related Party Transactions (Details)				1 Months Ended	12 Months Ended
	Jul. 03, 2023 shares	Dec. 20, 2022 $ / shares	Sep. 18, 2021 USD ($) shares	Sep. 30, 2021 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 18, 2023 USD ($)	Sep. 12, 2023 USD ($)	Jun. 09, 2023 USD ($)	May 08, 2023 USD ($)	Dec. 13, 2022 USD ($)	Jun. 18, 2021 USD ($)
Related Party Transaction [Line Items]
Individual amount paid					$ 0	$ 50,000
Precentage of related party					9.89%
PHOENIX BIOTECH ACQUISITION CORP. [Member]
Related Party Transaction [Line Items]
Number of dividends				1
Number of trading days					20 days
Loans under promissory note					$ 1,555,000	650,000	$ 160,000	$ 220,000	$ 275,000	$ 250,000
Incurred under this agreement					0	180,000
Fee amount					465,000
Amount paid					1,162,500
Individual amount paid					20,000
Consulting fees incurred under this agreement					200,000	$ 240,000
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Aggregate principal amount					1,500,000
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Aggregate principal amount					$ 1,600,000
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Class A Common Stock [Member]
Related Party Transaction [Line Items]
Consideration for founder shares (in Shares) | shares					9,192,500
Common stock equals or exceeds per share (in Dollars per share) | $ / shares		$ 10.2
Founder Shares [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Related Party Transaction [Line Items]
Consideration for founder shares (in Shares) | shares			4,598,750
Common stock dividends per share (in Dollars per share) | $ / shares				$ 0.017
Founder Shares [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Sponsor forfeited founder shares (in Shares) | shares			82,875
Sponsor [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Related Party Transaction [Line Items]
Sponsor provided funds to pay for certain costs totaling			$ 25,000
Founder shares stock dividend (in Shares) | shares				4,679,125
Monthly consulting fees					$ 15,000
Sponsor [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Aggregate to cover expenses											$ 1,500,000	$ 300,000
Sponsor [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Class A Common Stock [Member]
Related Party Transaction [Line Items]
Common stock subject to forfeiture (in Shares) | shares					250,000
Sponsor [Member] | Founder Shares [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Related Party Transaction [Line Items]
Common stock subject to forfeiture (in Shares) | shares					592,875
Common stock equals or exceeds per share (in Dollars per share) | $ / shares					$ 12
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination					30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences					150 days
Sponsor [Member] | Founder Shares [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Class A Common Stock [Member]
Related Party Transaction [Line Items]
Founder shares into an equal number of shares of class A common stock (in Shares) | shares	4,596,250
Sponsor [Member] | Working Capital Loans [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Related Party Transaction [Line Items]
Aggregate to cover expenses					$ 1,500,000
Business combination entity at a price per share (in Dollars per share) | $ / shares					$ 10
Related Party [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Related Party Transaction [Line Items]
Outstanding balance owed to the sponsor					$ 75,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Precentage of related party					16.33%
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Precentage of related party					14.99%
Investor [Member]
Related Party Transaction [Line Items]
Precentage of related party					7.69%